Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 11, 2025
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001293210
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 11, 2025
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2024
Prospectus Date	rr_ProspectusDate	Dec. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A